Investments (Details Textuals 22) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Tax credits guaranteed by third parties that reduce maximum exposure to loss related to other invested assets	$ 267	$ 231
Financial or other support to investees designated as VIEs	$ 0